Ordinary shares, preference shares and other equity - Disclosure of AT1 equity instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)
Notional contract amount	£ 100,079,291				£ 83,792,768
Total AT1 equity instruments	10,446				9,604
Barclays Bank PLC
Total AT1 equity instruments	15,153				14,311
AT1 equity instruments | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 10,446				9,604
Conversion ratio threshold, percent	7.00%	7.00%	7.00%	7.00%
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	7.125%	7.125%	7.125%	7.125%
Total AT1 equity instruments	£ 0				299
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	6.375%	6.375%	6.375%	6.375%
Total AT1 equity instruments	£ 0				495
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	6.125%	6.125%	6.125%	6.125%
Notional contract amount | $				$ 1,500
Total AT1 equity instruments	£ 0				1,134
AT1 equity instruments | 8.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	8.875%	8.875%	8.875%	8.875%
Total AT1 equity instruments	£ 1,237				1,237
AT1 equity instruments | 8.300% Perpetual Subordinated Contingent Convertible Securities (SGD450m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.30%	8.30%	8.30%	8.30%
Notional contract amount | $			$ 450
Total AT1 equity instruments	£ 263				263
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	4.375%	4.375%	4.375%	4.375%
Notional contract amount | $				$ 1,500
Total AT1 equity instruments	£ 1,072				1,072
AT1 equity instruments | 7.300% Perpetual Subordinated Contingent Convertible Securities (SGD400m) | Fixed interest rate | Barclays Bank PLC
Interest rate	7.30%	7.30%	7.30%	7.30%
Notional contract amount | $			$ 400
Total AT1 equity instruments	£ 247				247
AT1 equity instruments | 9.250% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	9.25%	9.25%	9.25%	9.25%
Total AT1 equity instruments	£ 866				866
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.00%	8.00%	8.00%	8.00%
Notional contract amount | $				$ 2,000
Total AT1 equity instruments	£ 1,634				1,634
AT1 equity instruments | 9.625% Perpetual Subordinated Contingent Convertible Securities (USD1,750m) | Fixed interest rate | Barclays Bank PLC
Interest rate	9.625%	9.625%	9.625%	9.625%
Notional contract amount | $				$ 1,750
Total AT1 equity instruments	£ 1,386				1,386
AT1 equity instruments | 5.400% Perpetual Subordinated Contingent Convertible Securities (SGD600m) | Fixed interest rate | Barclays Bank PLC
Interest rate	5.40%	5.40%	5.40%	5.40%
Notional contract amount | $			$ 600
Total AT1 equity instruments	£ 352				352
AT1 equity instruments | 8.500% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	8.50%	8.50%	8.50%	8.50%
Total AT1 equity instruments	£ 619				619
AT1 equity instruments | 4.650% Perpetual Subordinated Contingent Convertible Securities (SGD500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	4.65%	4.65%	4.65%	4.65%
Notional contract amount | $			$ 500
Total AT1 equity instruments	£ 288				0
AT1 equity instruments | 7.625% Perpetual Subordinated Contingent Convertible Securities (USD1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	7.625%	7.625%	7.625%	7.625%
Notional contract amount | $				$ 1,500
Total AT1 equity instruments	£ 1,174				0
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (EUR1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	6.125%	6.125%	6.125%	6.125%
Notional contract amount | €		€ 1,500
Total AT1 equity instruments	£ 1,308				£ 0